J. & W. Seligman & Co.
                                  Incorporated




                                September 5, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Seligman Investment Grade Fixed Income Fund, Inc.
     33 Act File No.: 333-63546

Dear Sir or Madam:

     Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, is a supplement, dated September 6, 2001, to the Prospectus, dated September 6, 2001, of Seligman Investment Grade Fixed Income Fund, Inc.

                                               Very truly yours,

                                               /s/ Margarette Shim

                                               Margarette Shim
                                               Staff Attorney
                                               Law and Regulation



           100 Park Avenue o New York, New York 10017 o (212) 850-1864


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                   Supplement, dated September 6, 2001, to the
                      Prospectus, dated September 6, 2001,
        of Seligman Investment Grade Fixed Income Fund, Inc. (the "Fund")

     Effective September 6, 2001 until September 30, 2001, orders will not be accepted for the purchase of shares of the Fund. Orders for the purchase of shares of the Fund will be accepted beginning October 1, 2001. If you place an order for the purchase of shares of the Fund before October 1, 2001, the order will be rejected but may be re-submitted on or after October 1, 2001.